Stock Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Status of Non-Vested Shares/Units of Restricted Stock and Deferred Stock Units	A summary of the status of the Company’s non-vested shares/units of restricted stock and deferred stock units as of March 31, 2020, and changes during the fiscal year ended March 31, 2020, is presented below.

	Shares	Weighted- Average Grant Date Fair Value
Non-vested restricted awards and deferred stock units at March 31, 2019	1,081,379	$26.01
Granted	598,879	22.12
Vested	(282,330)	24.98
Forfeited	(238,298)	22.18

Non-vested restricted awards and deferred stock units at March 31, 2020	1,159,630	$24.40